PRINCIPAL ACCOUNTING POLICIES - Warranty service revenue (Details) - Golden Authentication [Member]	12 Months Ended
Mar. 31, 2022 km
Product Warranty Liability [Line Items]
Number of years covered by warranty program (in years)	1 year
Number of kilometers covered by warranty program (in kilometers)	20,000